UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 November 27, 2007 to December 26, 2007

 Commission File Number of issuing entity: 333-140247-15

 Structured Asset Mortgage Investments II Trust 2007-AR4
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2200735
 54-2200736
 54-2200737
 54-6756606
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  A-4A                             _____    _____    __X___    ____________
  Underlying A-4B                  _____    _____    __X___    ____________
  Grantor Trust A-4B               _____    _____    __X___    ____________
  A-5                              _____    _____    __X___    ____________
  A-6                              _____    _____    __X___    ____________
  A-7                              _____    _____    __X___    ____________
  X-1                              _____    _____    __X___    ____________
  X-2                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  B-6                              _____    _____    __X___    ____________
  B-7                              _____    _____    __X___    ____________
  B-8                              _____    _____    __X___    ____________
  B-9                              _____    _____    __X___    ____________
  XP-1                             _____    _____    __X___    ____________
  XP-2                             _____    _____    __X___    ____________
  BIO                              _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  RX                               _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On December 26, 2007 a distribution was made to holders of Structured Asset Mortgage Investments II Trust 2007-AR4.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR4, relating to the December 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Structured Asset Mortgage Investments II Trust 2007-AR4
 (Issuing Entity)


 EMC Mortgage Corporation
 (Master Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: January 9, 2008

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Structured Asset Mortgage Investments II Trust 2007-AR4, relating to the December 26, 2007 distribution.



 EX-99.1


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates



Distribution Date:       12/26/2007


Structured Asset Mortgage Investments Inc.
Mortgage Pass-Through Certificates
Series 2007-AR4


Contact: Customer Service - CTSLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         8480 Stagecoach Circle
         Frederick, MD 21701-4747
         www.ctslink.com
         Telephone: 1-866-846-4526
         Fax:       240-586-8675







                                         Certificateholder Distribution Summary

         Class                     CUSIP           Record         Certificate            Beginning             Interest
                                                     Date        Pass-Through          Certificate         Distribution
                                                                         Rate              Balance
          A-1                  86364MAA8       12/24/2007            4.98875%       141,037,181.93           586,332.70
          A-2                  86364MAB6       12/24/2007            4.94875%        93,100,000.00           383,940.52
          A-3                  86364MAC4       12/24/2007            5.00875%       237,179,000.00           989,975.26
          A-4A                 86364MAD2       12/24/2007            4.96875%       195,289,051.65           808,618.73
    Underlying A-4B            86364MAU4       11/30/2007            4.96875%        96,962,876.80           401,486.91
   Grantor Trust A-4B          86364NAA6       12/24/2007            4.96875%        96,962,876.80           401,486.91
          A-5                  86364MAE0       12/24/2007            5.00875%        97,417,632.69           406,617.14
          A-6                  86364MAF7       12/24/2007            5.03875%       107,622,975.48           451,904.39
          A-7                  86364MAG5       12/24/2007            5.06875%       107,622,975.48           454,594.96
          X-1                  86364MAH3       12/24/2007            0.08000%                 0.00            21,996.77
          X-2                  86364MAJ9       12/24/2007            0.50000%                 0.00           262,483.09
          B-1                  86364MAK6       12/24/2007            5.28875%        19,678,000.00            86,726.69
          B-2                  86364MAL4       12/24/2007            5.33875%        17,833,000.00            79,338.27
          B-3                  86364MAM2       12/24/2007            5.43875%        10,454,000.00            47,380.58
          B-4                  86364MAN0       12/24/2007            5.63875%         9,839,000.00            46,233.05
          B-5                  86364MAP5       12/24/2007            5.78875%         7,994,000.00            38,562.72
          B-6                  86364MAQ3       12/24/2007            6.03875%         7,379,000.00            37,133.28
          B-7                  86364MAR1       12/24/2007            6.78875%         6,149,000.00            34,786.69
          B-8                  86364MAS9       12/24/2007            6.88875%         6,149,000.00            35,299.10
          B-9                  86364MAT7       12/24/2007            6.88875%         7,379,000.00            42,360.07
          XP-1                 86364MAV2       11/30/2007            0.00000%                 0.00            26,486.67
          XP-2                 86364MAW0       11/30/2007            0.00000%                 0.00            92,706.45
          BIO                  86364MAX8       11/30/2007            0.00000%        27,056,753.51         2,810,061.88
           R                   86364MAY6       12/24/2007            0.00000%                 0.00                 0.00
           RX                  86364MAZ3       12/24/2007            0.00000%                 0.00                 0.00

Totals                                                                            1,293,105,324.34         8,546,512.83


                                   Certificateholder Distribution Summary (continued)

         Class                   Principal           Current               Ending                Total        Cumulative
                              Distribution          Realized          Certificate         Distribution          Realized
                                                        Loss              Balance                                 Losses
          A-1                 4,736,568.80              0.00       136,300,613.13         5,322,901.50              0.00
          A-2                         0.00              0.00        93,100,000.00           383,940.52              0.00
          A-3                         0.00              0.00       237,179,000.00           989,975.26              0.00
          A-4A                1,962,589.16              0.00       193,326,462.49         2,771,207.89              0.00
    Underlying A-4B             974,444.24              0.00        95,988,432.57         1,375,931.15              0.00
   Grantor Trust A-4B           974,444.24              0.00        95,988,432.57         1,375,931.15              0.00
          A-5                   979,014.38              0.00        96,438,618.31         1,385,631.52              0.00
          A-6                 1,081,574.64              0.00       106,541,400.84         1,533,479.03              0.00
          A-7                 1,081,574.64              0.00       106,541,400.84         1,536,169.60              0.00
          X-1                         0.00              0.00                 0.00            21,996.77              0.00
          X-2                         0.00              0.00                 0.00           262,483.09              0.00
          B-1                         0.00              0.00        19,678,000.00            86,726.69              0.00
          B-2                         0.00              0.00        17,833,000.00            79,338.27              0.00
          B-3                         0.00              0.00        10,454,000.00            47,380.58              0.00
          B-4                         0.00              0.00         9,839,000.00            46,233.05              0.00
          B-5                         0.00              0.00         7,994,000.00            38,562.72              0.00
          B-6                         0.00              0.00         7,379,000.00            37,133.28              0.00
          B-7                         0.00              0.00         6,149,000.00            34,786.69              0.00
          B-8                         0.00              0.00         6,149,000.00            35,299.10              0.00
          B-9                         0.00              0.00         7,379,000.00            42,360.07              0.00
          XP-1                        0.00              0.00                 0.00            26,486.67              0.00
          XP-2                        0.00              0.00                 0.00            92,706.45              0.00
          BIO                         0.00              0.00        27,056,753.51         2,810,061.88              0.00
           R                          0.00              0.00                 0.00                 0.00              0.00
           RX                         0.00              0.00                 0.00                 0.00              0.00

Totals                       11,790,210.10              0.00     1,281,315,114.26        20,336,722.93              0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.

All Record Dates are based upon the governing documents and logic set forth as of closing.



                                             Principal Distribution Statement

         Class                      Original           Beginning            Scheduled        UnScheduled         Accretion
                                        Face         Certificate            Principal          Principal
                                      Amount             Balance         Distribution       Distribution
          A-1                 155,800,000.00      141,037,181.93                 0.00       4,736,568.80              0.00
          A-2                  93,100,000.00       93,100,000.00                 0.00               0.00              0.00
          A-3                 237,179,000.00      237,179,000.00                 0.00               0.00              0.00
          A-4A                201,406,000.00      195,289,051.65                 0.00       1,962,589.16              0.00
    Underlying A-4B           100,000,000.00       96,962,876.80                 0.00         974,444.24              0.00
   Grantor Trust A-4B         100,000,000.00       96,962,876.80                 0.00         974,444.24              0.00
          A-5                 100,469,000.00       97,417,632.69                 0.00         979,014.38              0.00
          A-6                 110,994,000.00      107,622,975.48                 0.00       1,081,574.64              0.00
          A-7                 110,994,000.00      107,622,975.48                 0.00       1,081,574.64              0.00
          X-1                           0.00                0.00                 0.00               0.00              0.00
          X-2                           0.00                0.00                 0.00               0.00              0.00
          B-1                  19,678,000.00       19,678,000.00                 0.00               0.00              0.00
          B-2                  17,833,000.00       17,833,000.00                 0.00               0.00              0.00
          B-3                  10,454,000.00       10,454,000.00                 0.00               0.00              0.00
          B-4                   9,839,000.00        9,839,000.00                 0.00               0.00              0.00
          B-5                   7,994,000.00        7,994,000.00                 0.00               0.00              0.00
          B-6                   7,379,000.00        7,379,000.00                 0.00               0.00              0.00
          B-7                   6,149,000.00        6,149,000.00                 0.00               0.00              0.00
          B-8                   6,149,000.00        6,149,000.00                 0.00               0.00              0.00
          B-9                   7,379,000.00        7,379,000.00                 0.00               0.00              0.00
          XP-1                          0.00                0.00                 0.00               0.00              0.00
          XP-2                          0.00                0.00                 0.00               0.00              0.00
          BIO                  27,056,432.23       27,056,753.51                 0.00               0.00              0.00
           R                            0.00                0.00                 0.00               0.00              0.00
           RX                           0.00                0.00                 0.00               0.00              0.00

Totals                      1,329,852,432.23    1,293,105,324.34                 0.00      11,790,210.10              0.00


                                          Principal Distribution Statement (continued)

         Class                    Realized             Total               Ending                    Ending                Total
                                      Loss         Principal          Certificate               Certificate            Principal
                                                   Reduction              Balance                Percentage         Distribution
          A-1                         0.00      4,736,568.80       136,300,613.13                0.87484347         4,736,568.80
          A-2                         0.00              0.00        93,100,000.00                1.00000000                 0.00
          A-3                         0.00              0.00       237,179,000.00                1.00000000                 0.00
          A-4A                        0.00      1,962,589.16       193,326,462.49                0.95988433         1,962,589.16
    Underlying A-4B                   0.00        974,444.24        95,988,432.57                0.95988433           974,444.24
   Grantor Trust A-4B                 0.00        974,444.24        95,988,432.57                0.95988433           974,444.24
          A-5                         0.00        979,014.38        96,438,618.31                0.95988433           979,014.38
          A-6                         0.00      1,081,574.64       106,541,400.84                0.95988433         1,081,574.64
          A-7                         0.00      1,081,574.64       106,541,400.84                0.95988433         1,081,574.64
          X-1                         0.00              0.00                 0.00                0.00000000                 0.00
          X-2                         0.00              0.00                 0.00                0.00000000                 0.00
          B-1                         0.00              0.00        19,678,000.00                1.00000000                 0.00
          B-2                         0.00              0.00        17,833,000.00                1.00000000                 0.00
          B-3                         0.00              0.00        10,454,000.00                1.00000000                 0.00
          B-4                         0.00              0.00         9,839,000.00                1.00000000                 0.00
          B-5                         0.00              0.00         7,994,000.00                1.00000000                 0.00
          B-6                         0.00              0.00         7,379,000.00                1.00000000                 0.00
          B-7                         0.00              0.00         6,149,000.00                1.00000000                 0.00
          B-8                         0.00              0.00         6,149,000.00                1.00000000                 0.00
          B-9                         0.00              0.00         7,379,000.00                1.00000000                 0.00
          XP-1                        0.00              0.00                 0.00                0.00000000                 0.00
          XP-2                        0.00              0.00                 0.00                0.00000000                 0.00
          BIO                         0.00              0.00        27,056,753.51                1.00001187                 0.00
           R                          0.00              0.00                 0.00                0.00000000                 0.00
           RX                         0.00              0.00                 0.00                0.00000000                 0.00

Totals                                0.00     11,790,210.10     1,281,315,114.26                0.96350173        11,790,210.10

NOTE: Accretion amount also includes Net Negative Amortization, if applicable.


                                            Principal Distribution Factors Statement

         Class                    Original             Beginning              Scheduled           UnScheduled          Accretion
                                      Face           Certificate              Principal             Principal
                                    Amount               Balance           Distribution          Distribution
          A-1               155,800,000.00          905.24507015             0.00000000           30.40159692         0.00000000
          A-2                93,100,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-3               237,179,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          A-4A              201,406,000.00          969.62876801             0.00000000            9.74444237         0.00000000
    Underlying A-4B         100,000,000.00          969.62876800             0.00000000            9.74444240         0.00000000
   Grantor Trust A-4B       100,000,000.00          969.62876800             0.00000000            9.74444240         0.00000000
          A-5               100,469,000.00          969.62876798             0.00000000            9.74444237         0.00000000
          A-6               110,994,000.00          969.62876804             0.00000000            9.74444240         0.00000000
          A-7               110,994,000.00          969.62876804             0.00000000            9.74444240         0.00000000
          X-1                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          X-2                         0.00            0.00000000             0.00000000            0.00000000         0.00000000
          B-1                19,678,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-2                17,833,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-3                10,454,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-4                 9,839,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-5                 7,994,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-6                 7,379,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-7                 6,149,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-8                 6,149,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          B-9                 7,379,000.00         1000.00000000             0.00000000            0.00000000         0.00000000
          XP-1                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
          XP-2                        0.00            0.00000000             0.00000000            0.00000000         0.00000000
          BIO                27,056,432.23         1000.01187444             0.00000000            0.00000000         0.00000000
           R                          0.00            0.00000000             0.00000000            0.00000000         0.00000000
           RX                         0.00            0.00000000             0.00000000            0.00000000         0.00000000


                                      Principal Distribution Factors Statement (continued)

         Class                  Realized                 Total                 Ending               Ending                 Total
                                    Loss             Principal            Certificate          Certificate             Principal
                                                     Reduction                Balance           Percentage          Distribution
          A-1                 0.00000000           30.40159692           874.84347323           0.87484347           30.40159692
          A-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          A-4A                0.00000000            9.74444237           959.88432564           0.95988433            9.74444237
    Underlying A-4B           0.00000000            9.74444240           959.88432570           0.95988433            9.74444240
   Grantor Trust A-4B         0.00000000            9.74444240           959.88432570           0.95988433            9.74444240
          A-5                 0.00000000            9.74444237           959.88432561           0.95988433            9.74444237
          A-6                 0.00000000            9.74444240           959.88432564           0.95988433            9.74444240
          A-7                 0.00000000            9.74444240           959.88432564           0.95988433            9.74444240
          X-1                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          X-2                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          B-1                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-2                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-3                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-4                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-5                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-6                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-7                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-8                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          B-9                 0.00000000            0.00000000          1000.00000000           1.00000000            0.00000000
          XP-1                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          XP-2                0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
          BIO                 0.00000000            0.00000000          1000.01187444           1.00001187            0.00000000
           R                  0.00000000            0.00000000             0.00000000           0.00000000            0.00000000
           RX                 0.00000000            0.00000000             0.00000000           0.00000000            0.00000000


NOTE: Accretion amount also includes Net Negative Amortization, if applicable.

NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

         Class                Accrual         Accrual        Current         Beginning             Current            Payment of
                               Dates           Days      Certificate      Certificate/             Accrued        Unpaid Interest
                                                                Rate          Notional            Interest          Shortfall (1)
                                                                               Balance
          A-1            11/26/07 - 12/25/07    30          4.98875%    141,037,181.93          586,332.70                   0.00
          A-2            11/26/07 - 12/25/07    30          4.94875%     93,100,000.00          383,940.52                   0.00
          A-3            11/26/07 - 12/25/07    30          5.00875%    237,179,000.00          989,975.26                   0.00
          A-4A           11/26/07 - 12/25/07    30          4.96875%    195,289,051.65          808,618.73                   0.00
    Underlying A-4B      11/26/07 - 12/25/07    30          4.96875%     96,962,876.80          401,486.91                   0.00
   Grantor Trust A-4B    11/26/07 - 12/25/07    30          4.96875%     96,962,876.80          401,486.91                   0.00
          A-5            11/26/07 - 12/25/07    30          5.00875%     97,417,632.69          406,617.14                   0.00
          A-6            11/26/07 - 12/25/07    30          5.03875%    107,622,975.48          451,904.39                   0.00
          A-7            11/26/07 - 12/25/07    30          5.06875%    107,622,975.48          454,594.96                   0.00
          X-1            11/01/07 - 11/30/07    30          0.08000%    329,951,575.38           21,996.77                   0.00
          X-2            11/01/07 - 11/30/07    30          0.50000%    629,959,425.38          262,483.09                   0.00
          B-1            11/26/07 - 12/25/07    30          5.28875%     19,678,000.00           86,726.69                   0.00
          B-2            11/26/07 - 12/25/07    30          5.33875%     17,833,000.00           79,338.27                   0.00
          B-3            11/26/07 - 12/25/07    30          5.43875%     10,454,000.00           47,380.58                   0.00
          B-4            11/26/07 - 12/25/07    30          5.63875%      9,839,000.00           46,233.05                   0.00
          B-5            11/26/07 - 12/25/07    30          5.78875%      7,994,000.00           38,562.72                   0.00
          B-6            11/26/07 - 12/25/07    30          6.03875%      7,379,000.00           37,133.28                   0.00
          B-7            11/26/07 - 12/25/07    30          6.78875%      6,149,000.00           34,786.69                   0.00
          B-8            11/26/07 - 12/25/07    30          6.88875%      6,149,000.00           35,299.10                   0.00
          B-9            11/26/07 - 12/25/07    30          6.88875%      7,379,000.00           42,360.07                   0.00
          XP-1                           N/A    N/A         0.00000%              0.00                0.00                   0.00
          XP-2                           N/A    N/A         0.00000%              0.00                0.00                   0.00
          BIO                            N/A    N/A         0.00000%     27,056,753.51                0.00                   0.00
           R                             N/A    N/A         0.00000%              0.00                0.00                   0.00
           RX                            N/A    N/A         0.00000%              0.00                0.00                   0.00

Totals                                                                                        5,617,257.83                   0.00



                                          Interest Distribution Statement (continued)

         Class                     Current       Non-Supported              Total           Remaining                   Ending
                                  Interest            Interest           Interest     Unpaid Interest             Certificate/
                              Shortfall(1)           Shortfall       Distribution        Shortfall(1)                 Notional
                                                                                                                       Balance
          A-1                         0.00                0.00         586,332.70                0.00           136,300,613.13
          A-2                         0.00                0.00         383,940.52                0.00            93,100,000.00
          A-3                         0.00                0.00         989,975.26                0.00           237,179,000.00
          A-4A                        0.00                0.00         808,618.73                0.00           193,326,462.49
    Underlying A-4B                   0.00                0.00         401,486.91                0.00            95,988,432.57
   Grantor Trust A-4B                 0.00                0.00         401,486.91                0.00            95,988,432.57
          A-5                         0.00                0.00         406,617.14                0.00            96,438,618.31
          A-6                         0.00                0.00         451,904.39                0.00           106,541,400.84
          A-7                         0.00                0.00         454,594.96                0.00           106,541,400.84
          X-1                         0.00                0.00          21,996.77                0.00           328,461,086.10
          X-2                         0.00                0.00         262,483.09                0.00           627,024,934.44
          B-1                         0.00                0.00          86,726.69                0.00            19,678,000.00
          B-2                         0.00                0.00          79,338.27                0.00            17,833,000.00
          B-3                         0.00                0.00          47,380.58                0.00            10,454,000.00
          B-4                         0.00                0.00          46,233.05                0.00             9,839,000.00
          B-5                         0.00                0.00          38,562.72                0.00             7,994,000.00
          B-6                         0.00                0.00          37,133.28                0.00             7,379,000.00
          B-7                         0.00                0.00          34,786.69                0.00             6,149,000.00
          B-8                         0.00                0.00          35,299.10                0.00             6,149,000.00
          B-9                         0.00                0.00          42,360.07                0.00             7,379,000.00
          XP-1                        0.00                0.00          26,486.67                0.00                     0.00
          XP-2                        0.00                0.00          92,706.45                0.00                     0.00
          BIO                         0.00                0.00       2,810,061.88                0.00            27,056,753.51
           R                          0.00                0.00               0.00                0.00                     0.00
           RX                         0.00                0.00               0.00                0.00                     0.00

Totals                                0.00                0.00       8,546,512.83                0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

                                             Interest Distribution Factors Statement

         Class                      Original        Current               Beginning                Current           Payment of
                                        Face    Certificate             Certificate/               Accrued       Unpaid Interest
                                      Amount           Rate                 Notional              Interest         Shortfall (1)
                                                                             Balance
          A-1                 155,800,000.00       4.98875%             905.24507015            3.76336778            0.00000000
          A-2                  93,100,000.00       4.94875%            1000.00000000            4.12395832            0.00000000
          A-3                 237,179,000.00       5.00875%            1000.00000000            4.17395832            0.00000000
          A-4A                201,406,000.00       4.96875%             969.62876801            4.01486912            0.00000000
    Underlying A-4B           100,000,000.00       4.96875%             969.62876800            4.01486910            0.00000000
   Grantor Trust A-4B         100,000,000.00       4.96875%             969.62876800            4.01486910            0.00000000
          A-5                 100,469,000.00       5.00875%             969.62876798            4.04719008            0.00000000
          A-6                 110,994,000.00       5.03875%             969.62876804            4.07143080            0.00000000
          A-7                 110,994,000.00       5.06875%             969.62876804            4.09567148            0.00000000
          X-1                           0.00       0.08000%             999.23344703            0.06661556            0.00000000
          X-2                           0.00       0.50000%            1007.07628343            0.41961511            0.00000000
          B-1                  19,678,000.00       5.28875%            1000.00000000            4.40729190            0.00000000
          B-2                  17,833,000.00       5.33875%            1000.00000000            4.44895811            0.00000000
          B-3                  10,454,000.00       5.43875%            1000.00000000            4.53229195            0.00000000
          B-4                   9,839,000.00       5.63875%            1000.00000000            4.69895823            0.00000000
          B-5                   7,994,000.00       5.78875%            1000.00000000            4.82395797            0.00000000
          B-6                   7,379,000.00       6.03875%            1000.00000000            5.03229164            0.00000000
          B-7                   6,149,000.00       6.78875%            1000.00000000            5.65729224            0.00000000
          B-8                   6,149,000.00       6.88875%            1000.00000000            5.74062449            0.00000000
          B-9                   7,379,000.00       6.88875%            1000.00000000            5.74062475            0.00000000
          XP-1                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
          XP-2                          0.00       0.00000%               0.00000000            0.00000000            0.00000000
          BIO                  27,056,432.23       0.00000%            1000.01187444            0.00000000            0.00000000
           R                            0.00       0.00000%               0.00000000            0.00000000            0.00000000
           RX                           0.00       0.00000%               0.00000000            0.00000000            0.00000000

                                        Interest Distribution Factors Statement (continued)

         Class                     Current         Non-Supported                Total      Remaining Unpaid                Ending
                                  Interest              Interest             Interest              Interest           Certificate/
                              Shortfall(1)             Shortfall         Distribution          Shortfall(1)               Notional
                                                                                                                           Balance
          A-1                   0.00000000            0.00000000           3.76336778            0.00000000           874.84347323
          A-2                   0.00000000            0.00000000           4.12395832            0.00000000          1000.00000000
          A-3                   0.00000000            0.00000000           4.17395832            0.00000000          1000.00000000
          A-4A                  0.00000000            0.00000000           4.01486912            0.00000000           959.88432564
    Underlying A-4B             0.00000000            0.00000000           4.01486910            0.00000000           959.88432570
   Grantor Trust A-4B           0.00000000            0.00000000           4.01486910            0.00000000           959.88432570
          A-5                   0.00000000            0.00000000           4.04719008            0.00000000           959.88432561
          A-6                   0.00000000            0.00000000           4.07143080            0.00000000           959.88432564
          A-7                   0.00000000            0.00000000           4.09567148            0.00000000           959.88432564
          X-1                   0.00000000            0.00000000           0.06661556            0.00000000           994.71961272
          X-2                   0.00000000            0.00000000           0.41961511            0.00000000          1002.38509840
          B-1                   0.00000000            0.00000000           4.40729190            0.00000000          1000.00000000
          B-2                   0.00000000            0.00000000           4.44895811            0.00000000          1000.00000000
          B-3                   0.00000000            0.00000000           4.53229195            0.00000000          1000.00000000
          B-4                   0.00000000            0.00000000           4.69895823            0.00000000          1000.00000000
          B-5                   0.00000000            0.00000000           4.82395797            0.00000000          1000.00000000
          B-6                   0.00000000            0.00000000           5.03229164            0.00000000          1000.00000000
          B-7                   0.00000000            0.00000000           5.65729224            0.00000000          1000.00000000
          B-8                   0.00000000            0.00000000           5.74062449            0.00000000          1000.00000000
          B-9                   0.00000000            0.00000000           5.74062475            0.00000000          1000.00000000
          XP-1                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          XP-2                  0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
          BIO                   0.00000000            0.00000000         103.85929143            0.00000000          1000.01187444
           R                    0.00000000            0.00000000           0.00000000            0.00000000             0.00000000
           RX                   0.00000000            0.00000000           0.00000000            0.00000000             0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls, if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                               19,366,577.25
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                   1,187,360.06
     Servicer Advances                                                                                   194,658.96
     Gains & Subsequent Recoveries (Realized Losses)                                                       (186.40)
     Prepayment Penalties                                                                                119,193.12
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                        20,867,602.99

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           530,880.06
     Payment of Interest and Principal                                                                20,336,722.93
Total Withdrawals (Pool Distribution Amount)                                                          20,867,602.99

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.








                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    373,745.76
Lender Paid Primary Mortgage Insurance*                                                 149,658.43
Trustee Fee - Wells Fargo Bank, N.A.                                                      7,475.87
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               530,880.06

*Servicer Payees include: EMC MORTGAGE CORPORATION





                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                       Reserve Fund                0.00                0.00              0.00               0.00
                  Adjustable Rate Supplemental Fund           25,000.00                0.00              0.00               0.00
                           Class XP Reserve Account                0.00          119,193.12        119,193.12               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

      Corridor Contract Payment # FXSAM74C1 (BSFP)*                                    0.00              0.00               0.00
     Corridor Contract Payment #  FXSAM74C2 (BSFP)*                                    0.00              0.00               0.00

NOTE: *BSFP - Bear Stearns Financial Products Inc.


                                                          Collateral Statement

Group                                                                Sub-Group 1                         Sub-Group 2
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            8.680301                            8.437817
 Weighted Average Net Rate                                               8.305301                            8.062817
 Weighted Average Pass-Through Rate                                      8.130466                            7.942076
 Weighted Average Remaining Term                                              416                                 413
 Principal And Interest Constant                                     1,997,404.70                        1,033,842.23
 Beginning Loan Count                                                       1,784                                 837
 Loans Paid in Full                                                            15                                   8
 Ending Loan Count                                                          1,769                                 829
 Beginning Scheduled Balance                                       629,959,425.38                      329,951,575.38
 Ending Scheduled Balance                                          627,024,934.44                      328,461,086.10
 Actual Ending Collateral Balance                                  624,629,787.88                      327,351,258.29
 Scheduled Principal                                               (2,559,459.68)                      (1,286,216.96)
 Unscheduled Principal                                               5,493,950.62                        2,776,706.24
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  4,556,864.38                        2,320,059.19
 Servicing Fees                                                        196,862.33                          103,109.85
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                             3,937.24                            2,062.16
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                              87,845.26                           31,136.67
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        4,268,219.55                        2,183,750.51
 Realized Loss Amount                                                       61.95                              111.95
 Cumulative Realized Loss                                                   74.45                              136.40
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                         92,706.45                           26,486.67
 Prepayment Penalty Paid Count                                                 11                                   4
 Special Servicing Fee                                                       0.00                                0.00



                                                          Collateral Statement

Group                                                                Sub-Group 3                               Total
 Collateral Description                                                 Mixed ARM                           Mixed ARM
 Weighted Average Coupon Rate                                            8.528650                            8.583462
 Weighted Average Net Rate                                               8.153898                            8.208511
 Weighted Average Pass-Through Rate                                      7.990569                            8.050870
 Weighted Average Remaining Term                                              411                                 414
 Principal And Interest Constant                                       771,505.57                        3,802,752.50
 Beginning Loan Count                                                         570                               3,191
 Loans Paid in Full                                                            15                                  38
 Ending Loan Count                                                            555                               3,153
 Beginning Scheduled Balance                                       236,231,446.79                    1,196,142,447.55
 Ending Scheduled Balance                                          229,840,661.16                    1,185,326,681.70
 Actual Ending Collateral Balance                                  229,042,115.58                    1,181,023,161.75
 Scheduled Principal                                                 (907,440.58)                      (4,753,117.22)
 Unscheduled Principal                                               7,298,226.21                       15,568,883.07
 Negative Amortized Principal                                                0.00                                0.00
 Scheduled Interest                                                  1,678,946.15                        8,555,869.72
 Servicing Fees                                                         73,773.58                          373,745.76
 Master Servicing Fees                                                       0.00                                0.00
 Trustee Fee                                                             1,476.47                            7,475.87
 FRY Amount                                                                  0.00                                0.00
 Special Hazard Fee                                                          0.00                                0.00
 Other Fee                                                              30,676.50                          149,658.43
 Pool Insurance Fee                                                          0.00                                0.00
 Spread 1                                                                    0.00                                0.00
 Spread 2                                                                    0.00                                0.00
 Spread 3                                                                    0.00                                0.00
 Net Interest                                                        1,573,019.60                        8,024,989.66
 Realized Loss Amount                                                       12.50                              186.40
 Cumulative Realized Loss                                                   24.45                              235.30
 Percentage of Cumulative Losses                                           0.0000                              0.0000
 Prepayment Penalty Waived Amount                                            0.00                                0.00
 Prepayment Penalty Waived Count                                                0                                   0
 Prepayment Penalty Paid Amount                                              0.00                          119,193.12
 Prepayment Penalty Paid Count                                                  0                                  15
 Special Servicing Fee                                                       0.00                                0.00


                                    Additional Reporting - Deal Level



                                              Cash Reporting
A-4B GT Swap Payment In # CXSAM744A*                                                                 0.00
A-4B GT Swap Payment Out # CSXAM744A*                                                                0.00


                                         Informational Reporting
Net Deferred Interest A-1                                                                            0.00
Net Deferred Interest A-2                                                                            0.00
Net Deferred Interest A-3                                                                            0.00
Net Deferred Interest A-4                                                                            0.00
Net Deferred Interest Underlying A-4B                                                                0.00
Net Deferred Interest A-5                                                                            0.00
Net Deferred Interest A-6                                                                            0.00
Net Deferred Interest A-7                                                                            0.00
Net Deferred Interest B-1                                                                            0.00
Net Deferred Interest B-2                                                                            0.00
Net Deferred Interest B-3                                                                            0.00
Net Deferred Interest B-4                                                                            0.00
Net Deferred Interest B-5                                                                            0.00
Net Deferred Interest B-6                                                                            0.00
Net Deferred Interest B-7                                                                            0.00
Net Deferred Interest B-8                                                                            0.00
Net Deferred Interest B-9                                                                            0.00
Aggregate Net Deferred Interest Amount                                                               0.00
Net Rate Cap                                                                                    7.766506%
Three Month Rolling Delinquency %                                                               0.025204%


                                           Structural Reporting
Excess Spread                                                                                2,810,248.28
Extra Principal Distribution Amount                                                                186.40
Overcollateralization Amount                                                                27,056,753.51
Overcollateralization Deficiency Amount                                                            186.40
Overcollateralization Release Amount                                                                 0.00
Overcollateralization Target Amount                                                         27,056,753.51


                                         Trigger Event Reporting
Cumulative Loss Test
     Calculated Value                                                                           0.000019%
     Threshold Value                                                                            0.700000%
     Trigger Result                                                                                  Pass
Delinquency Test
     Calculated Value                                                                           2.520399%
     Threshold Value                                                                            2.623080%
     Trigger Result                                                                                  Pass
Trigger Event
     Trigger Result                                                                                  Pass



NOTE: *BSCM - Bear Stearns Capital Markets Inc.


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        4                    0                   0                    4
                                 1,011,081.85         0.00                0.00                 1,011,081.85

30 Days      100                 0                    0                   0                    100
             40,347,039.46       0.00                 0.00                0.00                 40,347,039.46

60 Days      42                  2                    0                   0                    44
             15,470,686.93       387,276.37           0.00                0.00                 15,857,963.30

90 Days      23                  0                    0                   0                    23
             8,195,979.93        0.00                 0.00                0.00                 8,195,979.93

120 Days     5                   0                    10                  0                    15
             1,235,133.91        0.00                 4,161,222.97        0.00                 5,396,356.88

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       170                 6                    10                  0                    186
             65,248,840.23       1,398,358.22         4,161,222.97        0.00                 70,808,421.42

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.126863%            0.000000%           0.000000%            0.126863%
                                 0.085611%            0.000000%           0.000000%            0.085611%

30 Days      3.171583%           0.000000%            0.000000%           0.000000%            3.171583%
             3.416278%           0.000000%            0.000000%           0.000000%            3.416278%

60 Days      1.332065%           0.063432%            0.000000%           0.000000%            1.395496%
             1.309939%           0.032792%            0.000000%           0.000000%            1.342731%

90 Days      0.729464%           0.000000%            0.000000%           0.000000%            0.729464%
             0.693973%           0.000000%            0.000000%           0.000000%            0.693973%

120 Days     0.158579%           0.000000%            0.317158%           0.000000%            0.475737%
             0.104582%           0.000000%            0.352341%           0.000000%            0.456922%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       5.391690%           0.190295%            0.317158%           0.000000%            5.899144%
             5.524772%           0.118402%            0.352341%           0.000000%            5.995515%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     194,658.96






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.










                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period


              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period


 Summary                                                          12 Month Foreclosure History*
 New Foreclosure Loans                                            Month     Foreclosure Percentage
     Loans in Foreclosure                     10                  Jan-07            0.000%
     Original Principal Balance     4,140,600.00                  Feb-07            0.000%
     Current Actual Balance         4,161,222.97                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Foreclosure Total                                        May-07            0.000%
     Loans in Foreclosure                     10                  Jun-07            0.000%
     Original Principal Balance     4,140,600.00                  Jul-07            0.000%
     Current Actual Balance         4,161,222.97                  Aug-07            0.000%
                                                                  Sep-07            0.000%
                                                                  Oct-07            0.000%
                                                                  Nov-07            0.000%
                                                                  Dec-07            0.352%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.




           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance
     Sub-Group 1            0022465223         Dec-2007        01-May-2007             FL              90.00        207,000.00
     Sub-Group 1            0022468664         Dec-2007        01-Jul-2007             FL              90.00        144,000.00
     Sub-Group 1            0022478036         Dec-2007        01-Aug-2007             CA              95.00        446,500.00
     Sub-Group 1            0022480529         Dec-2007        01-Aug-2007             VA              75.00        712,500.00
     Sub-Group 2            0017738220         Dec-2007        01-Oct-2006             FL              89.91        277,000.00
     Sub-Group 2            0019105253         Dec-2007        01-Dec-2006             FL              89.99        281,000.00
     Sub-Group 2            0022464408         Dec-2007        01-May-2007             NV              90.00        427,500.00
     Sub-Group 2            0022475222         Dec-2007        01-Aug-2007             FL              90.00        216,000.00
     Sub-Group 3            0022470488         Dec-2007        01-Aug-2007             FL              89.56        575,000.00
     Sub-Group 3            0022476303         Dec-2007        01-Aug-2007             IL              88.05        854,100.00


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest
     Sub-Group 1             0022465223       209,191.26       01-Jul-2007              4          8.613%             7,214.12
     Sub-Group 1             0022468664       144,749.41       01-Jul-2007              4          9.563%             4,994.00
     Sub-Group 1             0022478036       446,500.00       01-Jul-2007              4          9.538%            17,431.23
     Sub-Group 1             0022480529       712,500.00       01-Jul-2007              4          8.013%            23,141.52
     Sub-Group 2             0017738220       283,815.54       01-Jul-2007              4          7.375%             8,422.64
     Sub-Group 2             0019105253       285,998.58       01-Jul-2007              4          8.250%             9,553.28
     Sub-Group 2             0022464408       433,368.18       01-Jul-2007              4          9.163%            16,207.23
     Sub-Group 2             0022475222       216,000.00       01-Jul-2007              4          7.963%             6,964.76
     Sub-Group 3             0022470488       575,000.00       01-Jul-2007              4          8.583%            16,669.24
     Sub-Group 3             0022476303       854,100.00       01-Jul-2007              4          8.363%            29,021.63


              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



 Summary                                                            12 Month Bankruptcy History*
 New Bankruptcy Loans                                             Month    Bankruptcy Percentage
     Loans in Bankruptcy                       5                  Jan-07            0.000%
     Original Principal Balance     1,147,000.00                  Feb-07            0.000%
     Current Actual Balance         1,184,063.96                  Mar-07            0.000%
                                                                  Apr-07            0.000%
 Current Bankruptcy Total                                         May-07            0.000%
     Loans in Bankruptcy                       6                  Jun-07            0.000%
     Original Principal Balance     1,356,650.00                  Jul-07            0.000%
     Current Actual Balance         1,398,358.22                  Aug-07            0.000%
                                                                  Sep-07            0.048%
                                                                  Oct-07            0.040%
                                                                  Nov-07            0.018%
                                                                  Dec-07            0.118%

                                                               *The text reported in the above table is presented graphically on the monthly bond remittance report. The monthly bond
                                                               remittance report can be viewed online at www.ctslink.com.





           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance
      Sub-Group 1             0017386616       Dec-2007    01-Aug-2006           MD              66.90         95,000.00
      Sub-Group 1             0017532243       Dec-2007    01-Mar-2007           FL              72.86        280,500.00
      Sub-Group 1             0022463905       Dec-2007    01-Apr-2007           VA              86.25        194,500.00
      Sub-Group 1             0022485296       Nov-2007    01-Aug-2007           AZ              93.18        209,650.00
      Sub-Group 2             0022464630       Dec-2007    01-Jun-2007           CO              79.95        149,500.00
      Sub-Group 2             0022465736       Dec-2007    01-Jun-2007           VA              95.00        427,500.00


           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest
     Sub-Group 1            0017386616          99,109.26    01-Sep-2007           2            8.000%          2,543.95
     Sub-Group 1            0017532243         288,167.11    01-Sep-2007           2            8.625%          8,003.56
     Sub-Group 1            0022463905         200,828.71    01-Nov-2007           0            9.313%          2,997.24
     Sub-Group 1            0022485296         214,294.26    01-Dec-2007         (1)            9.538%          1,629.18
     Sub-Group 2            0022464630         153,597.31    01-Nov-2007           0            8.513%          2,087.43
     Sub-Group 2            0022465736         442,361.57    01-Nov-2007           0           10.550%          6,539.37

               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                          15               0.00            186.40             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term
    Sub-Group 1             0016962326          243,750.00           8.875%              ME           79.92              360
    Sub-Group 1             0017386848           70,200.00           8.625%              IL           90.00              360
    Sub-Group 1             0022466155          196,500.00           9.283%              MI           93.57              360
    Sub-Group 1             0022479299          174,000.00           8.833%              CA           32.52              480
    Sub-Group 1             0022483788          129,000.00           8.583%              CA           16.02              480
    Sub-Group 2             0020699864          847,000.00           8.500%              CA           70.00              360
    Sub-Group 2             0020699872          840,000.00           8.125%              CA           70.00              360
    Sub-Group 2             0020704607          889,000.00           8.500%              CA           44.45              360
    Sub-Group 2             0020712717          779,000.00           8.500%              CA           69.55              360
    Sub-Group 2             0020712865          442,000.00           8.375%              CA           56.16              360
    Sub-Group 2             0020713046          686,000.00           8.500%              CA           71.83              360
    Sub-Group 2             0020716528          518,000.00           8.125%              CA           70.00              360
    Sub-Group 2             0020718359          480,000.00           8.500%              CA           43.64              360
    Sub-Group 2             0022000491          315,000.00           8.500%              HI           56.25              360
    Sub-Group 3             0022469928          166,725.00           8.555%              IL           95.00              360


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)
    Sub-Group 1             0016962326               0.00             12.50              12.50
    Sub-Group 1             0017386848               0.00             12.50              12.50
    Sub-Group 1             0022466155               0.00             11.95              11.95
    Sub-Group 1             0022479299               0.00             12.50              12.50
    Sub-Group 1             0022483788               0.00             12.50              12.50
    Sub-Group 2             0020699864               0.00             12.50              12.50
    Sub-Group 2             0020699872               0.00             12.50              12.50
    Sub-Group 2             0020704607               0.00             12.50              12.50
    Sub-Group 2             0020712717               0.00             12.50              12.50
    Sub-Group 2             0020712865               0.00             12.50              12.50
    Sub-Group 2             0020713046               0.00             12.50              12.50
    Sub-Group 2             0020716528               0.00             12.50              12.50
    Sub-Group 2             0020718359               0.00             12.50              12.50
    Sub-Group 2             0022000491               0.00             11.95              11.95
    Sub-Group 3             0022469928               0.00             12.50              12.50

                                                   Realized Loss Report - Collateral



Summary



   MDR                                                                SDA
      Current Month                        0.000%                     Current Month                                 0.000%
      3 Month Average                      0.000%                     3 Month Average                               0.000%
      12 Month Average                     0.000%                     12 Month Average                              0.000%


                  MDR: Current vs. 12mo Average*                                 SDA: Current vs. 12mo Average*
         Month            Current        12mo Avg.                       Month               Current           12mo Avg.


         Jan-2007             N/A             N/A                        Jan-2007                N/A                   N/A
         Feb-2007             N/A             N/A                        Feb-2007                N/A                   N/A
         Mar-2007             N/A             N/A                        Mar-2007                N/A                   N/A
         Apr-2007             N/A             N/A                        Apr-2007                N/A                   N/A
         May-2007             N/A             N/A                        May-2007                N/A                   N/A
         Jun-2007             N/A             N/A                        Jun-2007                N/A                   N/A
         Jul-2007             N/A             N/A                        Jul-2007                N/A                   N/A
         Aug-2007             N/A             N/A                        Aug-2007                N/A                   N/A
         Sep-2007          0.000%             N/A                        Sep-2007             0.000%                   N/A
         Oct-2007          0.000%             N/A                        Oct-2007             0.000%                   N/A
         Nov-2007          0.000%             N/A                        Nov-2007             0.000%                   N/A
         Dec-2007          0.000%             N/A                        Dec-2007             0.000%                   N/A

   *The text reported in the above table is presented                 *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The             graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at             monthly bond remittance report can be viewed online at
   www.ctslink.com.                                                   www.ctslink.com.




   CDR                                                                Loss Severity
      Current Month                        0.000%                     Current Month (Cumulative)                    0.003%
      3 Month Average                      0.000%                     3 Month Average (Cumulative)                  0.002%
      12 Month Average                     0.000%                     12 Month Average (Cumulative)                    N/A


                  CDR: Current vs. 12mo Average*                  Loss Severity: Curr Month(Cum) vs. 12mo Avg.(Cum) Severity*
         Month            Current        12mo Avg.                       Month               Current           12mo Avg.


         Jan-2007             N/A             N/A                        Jan-2007                N/A                   N/A
         Feb-2007             N/A             N/A                        Feb-2007                N/A                   N/A
         Mar-2007             N/A             N/A                        Mar-2007                N/A                   N/A
         Apr-2007             N/A             N/A                        Apr-2007                N/A                   N/A
         May-2007             N/A             N/A                        May-2007                N/A                   N/A
         Jun-2007             N/A             N/A                        Jun-2007                N/A                   N/A
         Jul-2007             N/A             N/A                        Jul-2007                N/A                   N/A
         Aug-2007             N/A             N/A                        Aug-2007                N/A                   N/A
         Sep-2007          0.000%             N/A                        Sep-2007             0.000%                   N/A
         Oct-2007          0.000%             N/A                        Oct-2007             0.000%                   N/A
         Nov-2007          0.000%             N/A                        Nov-2007             0.003%                   N/A
         Dec-2007          0.000%             N/A                        Dec-2007             0.003%                   N/A

   *The text reported in the above table is presented                 *The text reported in the above table is presented
   graphically on the monthly bond remittance report. The             graphically on the monthly bond remittance report. The
   monthly bond remittance report can be viewed online at             monthly bond remittance report can be viewed online at
   www.ctslink.com.                                                   www.ctslink.com.




Calculation Methodology:
Monthly Default Rate (MDR): Sum(Beg Scheduled Balance of Liquidated Loans) / Sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Cumulative Loss Severity: Sum(All Realized Losses) / Sum(Actual Liquidated Balance for loans that have experienced a loss). 3
Month Average and 12 Month Average will not have values until the 3rd and 12th month respectively.










                  Prepayment Detail - Prepayments during Current Period
Summary
                                      Loans Paid In Full                               Repurchased Loans


                                             Original            Current                      Original           Current
                                            Principal          Scheduled                     Principal         Scheduled
         Group               Count            Balance            Balance      Count            Balance           Balance
         Total                  34      14,269,100.00      14,009,338.03          4       1,164,425.00      1,178,755.88

                Prepayment Detail - Prepayments during Current Period (continued)

Summary
                                Substitution Loans                           Liquidated Loans                   Curtailments

                                        Original        Current                    Original         Current
                                       Principal      Scheduled                   Principal       Scheduled      Curtailment
       Group             Count           Balance        Balance      Count          Balance         Balance           Amount
       Total                 0              0.00           0.00          0             0.00            0.00       380,789.16


                  Prepayment Loan Detail - Prepayments during Current Period
                                                                                     First          Original
                                   Loan                          LTV at            Payment         Principal        Prepayment
        Group                    Number         State       Origination               Date           Balance            Amount
     Sub-Group 1             0020820312            NV              77.43       01-Sep-2007        350,000.00        350,440.71
     Sub-Group 1             0022194211            CA              89.99       01-Aug-2007        421,175.00        425,417.81
     Sub-Group 1             0022194500            FL              90.00       01-Jun-2007        306,000.00        312,296.37
     Sub-Group 1             0022196133            CA              74.81       01-Aug-2007        288,750.00        290,894.20
     Sub-Group 1             0022471262            CA              80.00       01-Aug-2007        560,000.00        568,624.80
     Sub-Group 1             0022472260            MN              95.00       01-Aug-2007        313,500.00        318,955.12
     Sub-Group 1             0022473276            CA              64.93       01-Aug-2007        224,000.00        228,229.01
     Sub-Group 1             0022478366            CA              59.15       01-Aug-2007        346,000.00        352,236.85
     Sub-Group 1             0022487110            VA              74.44       01-Sep-2007        227,050.00        230,454.42
     Sub-Group 1             0022487870            FL              79.14       01-Aug-2007        210,500.00        213,372.47
     Sub-Group 1             0022488928            CA              45.34       01-Sep-2007        199,500.00        200,343.21
     Sub-Group 1             0022492417            MI              70.00       01-Sep-2007      1,109,500.00        913,087.75
     Sub-Group 1             0022533095            CA              67.33       01-Dec-2007        202,000.00        202,249.86
     Sub-Group 1             0022533228            FL              68.94       01-Dec-2007        162,000.00        162,220.81
     Sub-Group 1             0022533392            CA              89.95       01-Dec-2007        463,250.00        464,987.35
     Sub-Group 2             0020785051            CA              80.00       01-Aug-2007        619,950.00        620,254.74
     Sub-Group 2             0020793667            CA              80.00       01-Sep-2007        640,000.00        516,767.92
     Sub-Group 2             0021936265            WA              74.00       01-Feb-2007        185,000.00        186,500.70
     Sub-Group 2             0021944871            CA              78.30       01-Nov-2005        368,000.00        399,753.59
     Sub-Group 2             0022183289            FL              79.37       01-May-2007        250,000.00        255,416.28
     Sub-Group 2             0022196448            CA              90.00       01-Aug-2007        148,500.00        150,147.50
     Sub-Group 2             0022461925            AZ              89.40       01-Dec-2007        270,000.00        271,414.79
     Sub-Group 2             0022531842            GA              73.71       01-Dec-2007        300,000.00        299,530.58
     Sub-Group 3             0022464440            AK              82.68       01-May-2007        231,500.00        240,511.73
     Sub-Group 3             0022464481            NJ              95.00       01-May-2007        166,250.00        169,432.51
     Sub-Group 3             0022469449            IL              78.29       01-Jul-2007        434,500.00        437,010.18
     Sub-Group 3             0022469464            AZ              98.15       01-Aug-2007        530,000.00        538,736.67
     Sub-Group 3             0022469712            AZ              76.98       01-Aug-2007      2,040,000.00      2,067,757.11
     Sub-Group 3             0022472336            IL              95.00       01-Aug-2007        399,000.00        400,151.98
     Sub-Group 3             0022472971            IL              75.00       01-Aug-2007        255,000.00        258,833.50
     Sub-Group 3             0022473557            NJ              90.00       01-Sep-2007        450,000.00        454,417.53
     Sub-Group 3             0022475032            MD              80.00       01-Aug-2007        264,000.00        268,293.15
     Sub-Group 3             0022475859            OR              78.16       01-Sep-2007        238,400.00        141,069.36
     Sub-Group 3             0022479836            WA              67.14       01-Aug-2007        570,700.00        578,981.73
     Sub-Group 3             0022484976            IL              90.00       01-Aug-2007        670,500.00        672,120.13
     Sub-Group 3             0022488605            VA              65.38       01-Sep-2007        425,000.00        430,068.00
     Sub-Group 3             0022492151            NJ              68.48       01-Sep-2007        315,000.00        318,032.70
     Sub-Group 3             0022532527            NJ              90.00       01-Dec-2007        279,000.00        279,080.79


               Prepayment Loan Detail - Prepayments during Current Period (continued)

                                                                                       Current
                                  Loan                PIF             Months              Loan        Original
        Group                   Number               Type         Delinquent              Rate            Term       Seasoning
     Sub-Group 1            0020820312       Loan Paid in Full           0              8.250%             360               4
     Sub-Group 1            0022194211              Repurchase           3             10.375%             360               4
     Sub-Group 1            0022194500              Repurchase           3              9.250%             480               6
     Sub-Group 1            0022196133              Repurchase           2              8.125%             360               4
     Sub-Group 1            0022471262       Loan Paid in Full           0              7.613%             480               4
     Sub-Group 1            0022472260       Loan Paid in Full           0              9.088%             480               4
     Sub-Group 1            0022473276       Loan Paid in Full           0              8.513%             480               4
     Sub-Group 1            0022478366       Loan Paid in Full           0              8.263%             480               4
     Sub-Group 1            0022487110       Loan Paid in Full           0              9.438%             480               4
     Sub-Group 1            0022487870       Loan Paid in Full          (1)             8.313%             480               4
     Sub-Group 1            0022488928       Loan Paid in Full           0              8.313%             480               4
     Sub-Group 1            0022492417       Loan Paid in Full           0              8.613%             360               4
     Sub-Group 1            0022533095       Loan Paid in Full           0              8.500%             360               2
     Sub-Group 1            0022533228       Loan Paid in Full           0              8.375%             360               2
     Sub-Group 1            0022533392       Loan Paid in Full           0              9.750%             480               2
     Sub-Group 2            0020785051       Loan Paid in Full           0              8.250%             360               4
     Sub-Group 2            0020793667       Loan Paid in Full          (1)             8.375%             360               4
     Sub-Group 2            0021936265       Loan Paid in Full          (1)             7.875%             360              10
     Sub-Group 2            0021944871       Loan Paid in Full           0              8.875%             360              25
     Sub-Group 2            0022183289       Loan Paid in Full           0              8.500%             360               7
     Sub-Group 2            0022196448              Repurchase           0             10.500%             360               4
     Sub-Group 2            0022461925       Loan Paid in Full           0              8.375%             360               3
     Sub-Group 2            0022531842       Loan Paid in Full           0              7.875%             360               2
     Sub-Group 3            0022464440       Loan Paid in Full          (1)             9.838%             480               7
     Sub-Group 3            0022464481       Loan Paid in Full           0              9.888%             480               7
     Sub-Group 3            0022469449       Loan Paid in Full           0              7.233%             360               5
     Sub-Group 3            0022469464       Loan Paid in Full          (1)             8.563%             480               4
     Sub-Group 3            0022469712       Loan Paid in Full          (1)             7.988%             360               4
     Sub-Group 3            0022472336       Loan Paid in Full           0              8.258%             480               4
     Sub-Group 3            0022472971       Loan Paid in Full           1              8.863%             360               4
     Sub-Group 3            0022473557       Loan Paid in Full           1              7.363%             480               4
     Sub-Group 3            0022475032       Loan Paid in Full           0              8.563%             360               4
     Sub-Group 3            0022475859       Loan Paid in Full          (1)             8.563%             480               4
     Sub-Group 3            0022479836       Loan Paid in Full           0              8.213%             360               4
     Sub-Group 3            0022484976       Loan Paid in Full           0              8.988%             360               4
     Sub-Group 3            0022488605       Loan Paid in Full          (1)             7.663%             480               4
     Sub-Group 3            0022492151       Loan Paid in Full           0              8.213%             360               4
     Sub-Group 3            0022532527       Loan Paid in Full           0              9.250%             360               3


                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                      15          4,753,077.36             119,193.12                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                                Loan          Full             Prior             Penalty            Penalty
         Group                Number          Date           Balance              Amount             Waived
      Sub-Group 1         0020820312    11/30/2007        350,440.71           11,515.59               0.00
      Sub-Group 1         0022471262    11/30/2007        568,624.80           17,128.46               0.00
      Sub-Group 1         0022472260    11/30/2007        318,955.12            4,743.89               0.00
      Sub-Group 1         0022473276    11/16/2007        228,229.01            7,734.69               0.00
      Sub-Group 1         0022478366    11/30/2007        352,236.85           11,500.17               0.00
      Sub-Group 1         0022487110    11/21/2007        230,454.42            4,585.07               0.00
      Sub-Group 1         0022487870    11/30/2007        213,372.47            7,039.19               0.00
      Sub-Group 1         0022488928    11/30/2007        200,343.21            6,629.18               0.00
      Sub-Group 1         0022492417    11/20/2007        913,087.75            9,075.20               0.00
      Sub-Group 1         0022533095    11/23/2007        202,249.86            7,344.18               0.00
      Sub-Group 1         0022533228    11/21/2007        162,220.81            5,410.83               0.00
      Sub-Group 2         0021936265    11/30/2007        186,500.70            5,799.04               0.00
      Sub-Group 2         0022183289    11/20/2007        255,416.28            8,601.62               0.00
      Sub-Group 2         0022461925    11/30/2007        271,414.79            9,104.24               0.00
      Sub-Group 2         0022531842    11/30/2007        299,530.58            2,981.77               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            1.296%       Current Month             14.495%        Current Month               1,390.754%
     3 Month Average          1.332%       3 Month Average           14.848%        3 Month Average             1,866.662%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007          N/A           N/A                          Mar-2007          N/A           N/A
         Apr-2007          N/A           N/A                          Apr-2007          N/A           N/A
         May-2007          N/A           N/A                          May-2007          N/A           N/A
         Jun-2007          N/A           N/A                          Jun-2007          N/A           N/A
         Jul-2007          N/A           N/A                          Jul-2007          N/A           N/A
         Aug-2007          N/A           N/A                          Aug-2007          N/A           N/A
         Sep-2007      14.305%           N/A                          Sep-2007   2,934.192%           N/A
         Oct-2007      17.013%           N/A                          Oct-2007   2,659.080%           N/A
         Nov-2007      13.036%           N/A                          Nov-2007   1,550.153%           N/A
         Dec-2007      14.495%           N/A                          Dec-2007   1,390.754%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                              Repurchases Due to Breaches

                                 Beginning
               Loan              Scheduled              Payoff        Current            Current
             Number                Balance             Balance           Rate            Payment
         0022194211             425,417.81          425,417.81        10.375%           1,950.64
         0022194500             312,296.37          312,296.37         9.250%             967.40
         0022196133             290,894.20          290,894.20         8.125%           1,067.28
         0022196448             150,147.50          150,147.50        10.500%             646.28

Totals                        1,178,755.88        1,178,755.88

                                    Repurchases Due to Other

                                 Beginning
               Loan              Scheduled               Payoff        Current           Current
             Number                Balance              Balance           Rate           Payment

                             No Repurchases Due to Other this Period



                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 1.000             0                0.00            0.000
     1.000    1.499             0                0.00            0.000
     1.500    1.999             0                0.00            0.000
     2.000    2.499             0                0.00            0.000
     2.500    2.999             0                0.00            0.000
     3.000    3.499             0                0.00            0.000
     3.500    3.999             0                0.00            0.000
     4.000    4.499             0                0.00            0.000
     4.500    4.999             1          235,691.86            0.020
     5.000    5.499             1          232,801.48            0.020
     5.500    5.999             0                0.00            0.000
     6.000    6.499             0                0.00            0.000
     6.500    6.999             3          750,803.64            0.063
     7.000    7.499            91       35,681,390.72            3.010
     7.500    7.999           349      150,198,232.74           12.671
     8.000    8.499         1,008      384,002,238.63           32.396
     8.500    8.999           863      318,521,569.33           26.872
     9.000    9.499           443      160,846,620.65           13.570
     9.500    9.999           337      116,324,204.64            9.814
    10.000   10.499            49       15,456,743.60            1.304
    10.500   10.999             8        3,076,384.41            0.260
 >= 11.000                      0                0.00            0.000
              Total         3,153    1,185,326,681.70          100.000


                                                 SUPPLEMENTAL REPORTING

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or Federal Reserve is closed or on which banking institutions in any jurisdiction in which the Trustee, the Custodian or the Servicer are authorized or obligated by law or executive order to be closed.

Closing Date:
August 31, 2007.

Corridor Contracts:
With respect  to the Class A-2 Certificates and the Class A-3 Certificates, the respective interest rate corridor contracts, dated as of the Closing Date, between the Trustee, on behalf of the Trust for the benefit of the Holders of the related Certificates, and the Corridor Counterparty, together with any scheduling, confirmations or other agreements related thereto, a form of which is attached hereto as Exhibit N.

Corridor Counterparty:
Bear Stearns Financial Products Inc.

Cut-off Date:
August 1, 2007.

Cut-off Date Balance:
$ 1,149,645,356.75.

Deferred Interest:
The amount of accrued interest on the Mortgage Loans, the payment of which is deferred and added to the Outstanding
Principal Balance of a Mortgage Loan due to negative amortization on such Mortgage Loan.

Distribution Account Deposit Date:
The second Business Day prior to each Distribution Date.

Determination Date:
15th day (or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day) of the month of the Distribution Date.

Distribution Date:
The 25th day of any month, beginning in the month immediately following the month of the Closing Date, or, if such 25th day is not a Business Day, the Business Day immediately following.

EMC:
EMC Mortgage Corporation, and any successor thereto.

Grantor Trust:
Asset Mortgage Investments II Grantor Trust 2007-AR4.

Grantor Trust Certificates:
Grantor Trust Class A-4B Certificates.

Grantor Trustee:
Wells Fargo Bank, National Association, its successor in interest or any successor appointed pursuant to the Grantor
Trust Agreement.

Interest Accrual Period:
For each Class of Class A Certificates, the Grantor Trust Certificates and the Class B Certificates and for any
Distribution Date, the period commencing on the Distribution Date in the month preceding the month in which a
Distribution Date occurs (or the Closing Date, in the case of the first Interest Accrual Period) and ending on the day immediately prior to such Distribution Date.  For each Class of Class X Certificates and for any Distribution
Date, the calendar month preceding the month in which such Distribution Date occurs.

Interest Coverage Account:
The account or sub account established and maintained pursuant to Section 4.11 and which shall be an Eligible
Account or a sub account of an Eligible Account.

Interest Coverage Amount:
The amount to be paid by the Depositor to the Paying Agent for deposit in the Interest Coverage Account on the
Closing Date pursuant to Section 4.11, which amount is approximately $1,468,480.00.

Interest-Only Certificates:
The Class X Certificates.

LIBOR Business Day:
Any day other than a Saturday or a Sunday or a day on which banking institutions in the city of London, England are required or authorized by law to be closed.

LIBOR Determination Date:
With respect to each Class of Class A, Class B and Grantor Trust Certificates and for the first Interest Accrual
Period, August 29, 2007. With respect to each such Class and any Interest Accrual Period thereafter, the second
LIBOR Business Day preceding the commencement of such Interest Accrual Period.

Net Deferred Interest:
On any Distribution Date, Deferred Interest on the Mortgage Loans during the related Due Period net of Principal
Prepayments in full, partial Principal Prepayments, Net Liquidation Proceeds, Repurchase Proceeds and scheduled principal payments, in that order, included in Available Funds for such Distribution Date and available to be distributed on the Certificates on such Distribution Date.  With respect to any Class of Class A, Class B or Grantor
Trust Certificates as of any Distribution Date, the Net Deferred Interest will be an amount equal to the product of (1) the difference, if any, between (a) the lesser of (i) the Pass-Through Rate for such Class without regard to the Net Rate Cap on such Distribution Date and (ii) the Net Rate Cap on such Distribution Date and (b) the
Adjusted Rate Cap for such Distribution Date, (2) the Current Principal Amount of such Certificate immediately prior to such Distribution Date, and (3) the actual number of days in such Interest Accrual Period divided by
360.

Net Rate Cap:
For any Distribution Date, with respect to the Offered Certificates (other than the Class X Certificates) and the Underlying Certificates, is equal to the weighted average of the Net Rates of the Mortgage Loans less the sum of (x) the Pass-Through Rate on the Class X 1 Certificates multiplied by the Class X-1 Notional Amount and
(y) the Pass-Through Rate of the Class X-2 Certificates multiplied by the Class X-2 Notional Amount, divided by the aggregate Stated Principal Balance of the Mortgage Loans immediately prior to such Distribution Date, adjusted to an effective rate reflecting the accrual of interest on an actual/360 basis.

Non-Offered Certificates:
The Underlying Certificates, Class XP Certificates, Class B-IO Certificates and Residual Certificates.

Notional Amount:
The Class X-1 Notional Amount, the Class X-2 Notional Amount or the Class B-IO Notional Amount, as applicable.

Offered Certificates:
The Class X, Class A-1, Class A-2, Class A-3, Class A-4A, Grantor Trust Class A-4B, Class A-5, Class A-6, Class
A-7, Class B-1, Class B-2, Class B-3, Class B-4, Class B-5, Class B-6, Class B-7, Class B-8 and Class B-9 Certificates.

One-Month LIBOR:
With respect to any Interest Accrual Period, the rate determined by the Trustee on the related LIBOR Determination
Date on the basis of the rate for U.S. dollar deposits for one month that appears on Reuters Screen LIBOR01 as of 11:00 a.m. (London time) on such LIBOR Determination Date; provided that the parties hereto acknowledge that
One-Month LIBOR for the first Interest Accrual Period shall be the rate determined by the Trustee two Business
Days prior to the Closing Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee), One-Month LIBOR for the applicable Interest
Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference
Bank Rate is available, One-Month LIBOR will be One-Month LIBOR applicable to the preceding Interest Accrual Period.
  The Trustee's determination of One-Month LIBOR for each Class of Offered Certificates for any Interest Accrual
Period shall, in the absence of manifest error, be final and binding.

Overcollateralization Amount:
With respect to any Distribution Date, the excess, if any, of (i) the aggregate Principal Balance of the Mortgage
Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month) plus amounts on deposit in the Pre-Funding Account, over (ii) the aggregate Current
Principal Amount of the Class A Certificates and the Class B Certificates, after taking into account the distributions of principal, less the Net Deferred Interest, to be made on such Distribution Date.

Overcollateralization Release Amount:
With respect to any Distribution Date for which the Excess Overcollateralization Amount is, or would be, after taking into account all other distributions to be made on that Distribution Date, greater than zero, an amount equal to the lesser of (i) the Excess Overcollateralization Amount for that Distribution Date and (ii) Principal
Funds for that Distribution Date.

Overcollateralization Target Amount:
With respect to any Distribution Date, (i) prior to the Stepdown Date, an amount equal to approximately 2.20%
of the aggregate Principal Balance of the Mortgage Loans as of the Cut-off Date plus amounts on deposit in the
Pre-Funding Account as of the Closing Date, (ii) on or after the Stepdown Date provided a  Trigger Event is not in effect, the greater of (x) (1) prior to the Distribution Date in September 2013, 5.50% of the then current aggregate Outstanding Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month), plus amounts on deposit in the Pre-Funding Account and (2) on or after the Distribution Date in September 2013, 4.40% of the then current aggregate Outstanding Principal Balance of the Mortgage Loans as of the last day of the related Due Period (after giving effect to scheduled payments of principal due during the related Due Period, to the extent received or advanced, and unscheduled collections of principal received during the related Prepayment Period, and after reduction for Realized Losses on the Mortgage Loans incurred during the prior calendar month) and (y) 0.50% of the aggregate
Principal Balance of the Mortgage Loans as of the Cut-Off Date (approximately $6,149,262) plus amounts on deposit in the Pre-Funding Account as of the Closing Date or (iii) on or after the Stepdown Date and if a  Trigger Event is in effect, the Overcollateralization Target Amount for the immediately preceding Distribution Date.

Paying Agent:
The Trustee, its successor in interest or any successor trustee appointed as provided herein.

Pre-Funded Amount:
The amount to be paid by the Depositor to the Trustee on the Closing Date for deposit in the Pre-Funding Account, which amount is approximately $120,157,587.

Pre-Funding Account:
The account or sub account established and maintained pursuant to Section 4.10(a) and which shall be an Eligible
Account or a sub account of an Eligible Account.

Pre-Funding Period:
The period from the Closing Date until the earliest of (i) the date on which the Pre-Funded Amount is reduced to zero or (ii) November 15, 2007.

Pre-Funding Reserve Account:
The account or sub account established and maintained pursuant to Section 4.10(d) and which shall be an Eligible
Account or a sub account of an Eligible Account.

Record Date:
For each Class of Offered Certificates (other than the Class X Certificates) and the Underlying Certificates,
and for any Distribution Date, the Business Day prior to such Distribution Date.  For each Class of Class X Certificates and Non-Offered Certificates, and for any Distribution Date, the last Business Day of the calendar month preceding the month in which such Distribution Date occurs.

Remaining Pre-Funded Amount:
The amount equal to the related Pre-Funded Amount minus the amount equal to 100% of the aggregate Stated Principal
Balance of the Subsequent Mortgage Loans transferred to the Trust Fund during the Pre-Funding Period.

Reserve Fund:
The separate trust account established and maintained by the Trustee pursuant to Section 4.08.

Residual Certificates:
Class R Certificates and the Class R-X Certificates.

Senior Certificates:
The Class A-1, Class A-2, Class A-3, Class A-4A, Underlying Class A-4B, Class A-5, Class A-6, Class A-7 and Class
X Certificates.

Servicer:
As of the Closing Date, EMC and, thereafter, its respective successors in interest that meet the qualifications of this Agreement.

Servicing Fee Rate:
As to any Mortgage Loan, a per annum rate ranging from 0.250% to 0.375%.

Sponsor:
EMC, as mortgage loan seller under the Mortgage Loan Purchase Agreement.

Startup Day:
August 31, 2007.

Stepdown Date:
The earlier to occur of (i) the Distribution Date on which the aggregate Current Principal Amount of the Class
A Certificates has been reduced to zero and (ii) the later to occur of (x) the Distribution Date occurring in
September 2010 and (y) the first Distribution Date for which the aggregate Current Principal Amount of the Subordinate
Certificates plus the Overcollateralization Amount divided by the aggregate Stated Principal Balance of the Mortgage
Loans plus any relating amounts on deposit in the Pre-Funding Account is greater than or equal to (i) prior to the Distribution Date in September 2013, 24.375% and (ii) on or after the Distribution Date in September 2013,
19.500%.

Subordinate Certificates:
The Class B Certificates.

Swap Agreement:
The ISDA Master Agreement and related Confirmation, dated as of the Closing Date, between the Swap Counterparty and the Grantor Trustee with respect to the Underlying Class A-4B Certificates.

Swap Counterparty:
Bear Stearns Capital Markets Inc.

Trustee:
Wells Fargo Bank, National Association, or its successor in interest, or any successor trustee appointed as herein provided.

Trustee Fee Rate:
0.0075% per annum.

Underlying Certificates:
The Underlying Class A-4B Certificates.

Underlying Class A-4B Certificates:
The Class A-4B Certificates issued by the Trust on the Closing Date pursuant to this Agreement.

